Schedule of Changes in Fair value of Derivative Liabilities (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024	Jan. 31, 2025	Jan. 31, 2024
Share-Based Payment Arrangement [Abstract]
Beginning balance			$ 311,338	$ 2,547,458	$ 2,547,458	$ 172,393
Total gain			(165,938)	(2,493,598)	(4,109,195)	2,386,907
Settlements				(17,739)	(52,476)	(156,309)
Additions recognized as debt discount				67,352	67,352	146,368
Changes due to tainted (untainted) warrants				3,331,913
Ending balance	$ 145,400	$ 3,435,386	145,400	3,435,386	311,338	2,547,458
Derivative loss	$ (119,443)	$ (1,642,566)	$ (165,938)	$ (2,493,598)	$ (4,109,195)	$ 2,386,907